COMMON STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
COMMON STOCK [Abstract]
COMMON STOCK

NOTE 4 – COMMON STOCK

On January 21, 2015, the Company issued 357,142 shares of common stock for the conversion of 250 shares of the Series A Preferred Stock, pursuant to the terms of the Series A Certificate of Designation.

On February 11, 2015, the Company issued 514,285 shares of common stock for the conversion of 360 shares of the Series A Preferred Stock, pursuant to the terms of the Series A Certificate of Designation.

On February 18, 2015, the Company issued 359,153 shares of our common stock upon exercise of outstanding warrants. The warrant was issued to purchase 400,000 shares and was exercised in full on a cashless basis and accordingly 40,847 shares were withheld by the Company at the market price of $0.5386 per share less the exercise price of $0.055 per share to fund the exercise price.

On February 19, 2015, the Company issued 285,716 shares of common stock for the conversion of 200 shares of the Series A Preferred Stock, pursuant to the terms of the Series A Certificate of Designation.

On March 20, 2015, the Company issued 71,429 shares of common stock for the conversion of 50 shares of the Series A Preferred Stock, pursuant to the terms of the Series A Certificate of Designation.

NOTE 11 – COMMON STOCK

On January 10, 2013 and pursuant to the December 7, 2012 agreement with Power Reserve Corp. (“PRC”) the Company issued 350,000 shares of common stock to PRC as a prepayment toward future lease payments. The shares were valued at $31,500 and are reported as deposits in the consolidated balance sheets.

On March 4, 2013, a warrant holder exercised warrants to purchase 375,000 common shares at an exercise price of $0.05, for total proceeds of $18,750.

On May 23, 2013, a warrant holder exercised warrants to purchase 300,000 common shares at an exercise price of $0.10, for total proceeds of $30,000.

In connection with the acquisition of AES, the Company entered into a consulting agreement for business development advisory services in which the consultant would be issued up to a maximum of 750,000 common shares if AES metcertain performance targets. These performance targets were met and as such, on May 31, 2013, the Company issued 750,000 common shares to the consultant. The shares were recorded at their fair value of $150,000. The Company recognized a loss on extinguishment of this liability of $87,000 which is the difference between the liability accrued of$63,000 and the fair value of the stock.

On June 3, 2013, a warrant holder exercised warrants to purchase 25,000 common shares at an exercise price of $0.05, for total proceeds of $1,250.

On June 21, 2013, the Company issued 70,000 common shares for consulting services. The Company recognized a loss on extinguishment of liability of $9,297 which is the difference between the liability accrued of $7,503 and the fair value of the shares of $16,800.

On September 25, 2013, two warrant holders' exercised warrants to purchase 1,720,000 shares of our common stock for a total consideration of $169,800.

In connection with the acquisition of AquaTex, we issued 1,443,696 shares of the Company's common stock which was valued at $548,604.

On December 6, 2013, the Company issued 50,000 common shares for consulting services in connection with the acquisition of AquaTex. The shares were valued at $28,000.

On December 13, 2013, an officer exercised 40,000 options using the cashless provision of the option agreement for net shares issued of 23,333.

On January 7, 2014, the Company issued 25,000 shares of its common stock to one of our directors upon exercise of outstanding warrants.  The Company received $6,250 in proceeds from the exercise of the warrant, which proceeds were used for working capital and general corporate purposes.

On January 23, 2014, the Company issued 59,210 shares of our common stock upon exercise of outstanding warrants.  The warrant was issued to purchase 125,000 shares and was exercised in full on a cashless basis and accordingly 65,790 shares were withheld by the Company at the market price of $0.57 per share less the exercise price of $0.30 per share to fund the exercise price.

On January 23, 2014, the Company issued 58,035 shares of our common stock upon exercise of outstanding warrants.  The warrant was issued to purchase 125,000 shares and was exercised in full on a cashless basis and accordingly 66,965 shares were withheld by the Company at the market price of $0.56 per share less the exercise price of $0.30 per share to fund the exercise price.

On January 30, 2014, the Company issued 25,000 shares of its common stock upon exercise of outstanding warrants.  We received $6,250 in proceeds from the exercise of the warrant, which proceeds were used for working capital and general corporate purposes.

On April 25, 2014, the Company entered into an investor relations consulting agreement pursuant to which the Company agreed to issue 250,000 shares of its common stock to a consultant in consideration of services rendered under the agreement. The fair value of the shares issued of $133,000 was recognized as stock compensation expense during the year ended December 31, 2014.

On April 30, 2014, the Company issued an aggregate of 276,599 shares of its common stock for the conversion of notes payable and accrued interest totaling to $138,303. The Company recognized a loss on debt conversion for the year ended December 31, 2014 of $11,063.

On May 29, 2014, the Company issued 500,000 shares of its common stock to one of our directors upon exercise of his outstanding stock options.  The Company received $75,000 in proceeds from the exercise of the stock options, which proceeds were used for working capital and general corporate purposes.

In connection with the acquisition of Hamilton (see Note 3), the Company issued 3,523,554 common shares to the members of HIG pursuant to the terms of the Purchase Agreement.  The fair value of the shares was recorded at $2,219,839 as determined based on the market value of our common stock.

On October 31, 2014, all of the holders of the Company's existing unsecured convertible notes exercised their option to convert the outstanding principal and accrued interest amounts into our common shares at the fixed conversion price of $0.50 per share. The aggregate principal and accrued interest totaling to $1,025,000 was converted to 2,050,000 common shares.

On December 8, 2014, the Company issued 71,429 shares of common stock for the conversion of 50 shares of the Series A Preferred Stock, pursuant to the terms of the Series A Certificate of Designation.

On December 9, 2014 the Company issued 95,456 shares of its common stock to our chief financial officer for $50,000.  The proceeds were used for working capital and general corporate purposes.

On December 19, 2014, the Company issued 285,716 shares of common stock for the conversion of 200 shares of the Series A Preferred Stock, pursuant to the terms of the Series A Certificate of Designation.